Business Acquisitions - Summary of Fair Value of Assets and Liabilities Acquired (Details) £ in Millions	Dec. 31, 2019 CAD ($)	Jul. 02, 2019 CAD ($)	May 01, 2019 CAD ($)	Mar. 13, 2019 CAD ($)	Feb. 22, 2019 CAD ($)	Feb. 22, 2019 GBP (£)
Disclosure Of Business Combinations [Line Items]
Contingent consideration			$ 5,300	$ 2,300,000
Sundial U K Limited | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 77,023,000	$ 77,023,000			$ 77,000,000	£ 45.0
Issuance of common shares	37,248,000	37,248,000			$ 37,200,000
Contingent consideration	15,991,000	15,630,000
Total Purchase Price	130,262,000	$ 129,901,000
Sundial U K Limited | Adjustments | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Contingent consideration	361,000
Total Purchase Price	$ 361,000